Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Income [Abstract]
Interest and similar income	[1],[2]	€ 17,954	€ 25,208	€ 24,718
of which: based on Effective Interest Rate Method		€ 14,097	€ 18,022	€ 16,784

[1]	Interest and similar income included EUR14.1billion, EUR18.0billion and EUR 16.8 billion for the year ended December31, 2020, 2019 and 2018, respectively, calculated based on effective interest method.
[2]	Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. EUR 59million and EUR75million for year ended December 31, 2019 and December 31, 2018 were restated.